UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096

Investment Grade Municipal Income Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
51 West 52nd Street
New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2006

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)		Value ($)

Long-Term Municipal Bonds—163.83%

Alaska—2.01%
1,000	Alaska International Airports Revenues Refunding-Series A (MBIA Insured)††	Aaa	AAA	10/01/19	5.000		1,028,210
1,000	Alaska International Airports Revenues Refunding-Series A (MBIA Insured)††	Aaa	AAA	10/01/20	5.000		1,024,110
1,000	Alaska International Airports Revenues Refunding-Series A (MBIA Insured)††	Aaa	AAA	10/01/21	5.000		1,021,660

							3,073,980

Arizona—1.64%
2,380	Arizona State Transportation Board Highway Revenue-Series B	Aa1	AAA	07/01/18	5.250		2,510,091

Arkansas—1.02%
1,525	Little Rock Capital Improvement Revenue Parks & Recreation Projects-Series A	NR	NR	01/01/18	5.700		1,561,859

California—34.00%
5,000	California Educational Facilities Authority Revenue Refunding-Pepperdine University-Series A (FGIC Insured)	Aaa	AAA	09/01/33	5.000		5,081,900
5,000	California Health Facilities Financing Authority Revenue-Kaiser Permanente-Series A	NR	A+	04/01/39	5.250		5,102,900
3,000	California Statewide Communities Development Authority Apartment Development Revenue Refunding-Irvine Apartment Communities-Series A-3 (Mandatory Put 05/17/10 @ 100)	Baa2	BBB	05/15/25	5.100	†	3,066,810
1,750	California Statewide Communities Development Authority Revenue-Kaiser Permanente-Series H (Mandatory Put 05/01/08 @ 100)	NR	A+	04/01/34	2.625	†	1,693,563
2,150	Fontana Redevelopment Agency Tax Allocation Refunding-Jurupa Hills Redevelopment Project A	NR	A-	10/01/17	5.500		2,223,250
2,905	Inglewood Unified School District 1998 Election-Series C (FSA Insured)	Aaa	AAA	10/01/28	5.000		2,963,187
2,390	Los Angeles County Sanitation Districts Financing Authority Revenue Capital Projects-District No. 14-Subseries B (FGIC Insured)	NR	AAA	10/01/28	5.000		2,448,531
6,250	Los Angeles Wastewater System Revenue Refunding-Series A (FSA Insured)	Aaa	AAA	06/01/32	5.000		6,355,750
5,000	Los Angeles Water & Power Revenue Power System-Series A, Subseries A-2 (MBIA Insured)	Aaa	AAA	07/01/27	5.000		5,106,550
10,000	Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)	Aaa	AAA	12/01/27	5.000		10,156,300
2,600	San Diego County Regional Airport Authority Airport Revenue Refunding (AMBAC Insured)††	Aaa	AAA	07/01/16	5.250		2,749,240
5,000	University of California Revenues-Series A (AMBAC Insured)#	Aaa	AAA	05/15/28	5.000		5,101,700

							52,049,681

Investment Grade Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—(continued)

Colorado—1.00%
1,452	University of Colorado Participation Interests	NR	A+	12/01/13	6.000	1,523,381

Florida—6.22%
3,350	Florida State Board of Education Capital Outlay-Series E (FGIC Insured)	Aaa	AAA	06/01/24	5.000	3,425,743
1,175	Gainesville Utilities System Revenue-Series A	Aa2	AA	10/01/20	5.250	1,247,780
2,000	Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)††	Aaa	AAA	10/01/13	5.000	2,078,100
2,700	Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)††	Aaa	AAA	10/01/18	5.000	2,778,408

						9,530,031

Illinois—0.98%
1,200	Illinois Educational Facilities Authority Revenues Refunding-Augustana College-Series A	Baa1	NR	10/01/22	5.625	1,245,288
250	Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue	A1	NR	06/15/27	6.500	250,475

						1,495,763

Indiana—4.68%
4,480	Indiana Health Facility Financing Authority Revenue Ascension Health Subordinated Credit-A	Aa3	AA-	04/01/10	5.000	4,616,282
2,500	Indianapolis Airport Authority Revenue Refunding-Special Facilities-FedEx Corp. Project (Federal Express Co. Insured)††	Baa2	BBB	01/15/17	5.100	2,550,625

						7,166,907

Kentucky—1.35%
2,055	Boone County Pollution Control Revenue Refunding-Dayton Power & Light Co.-Series A	Baa1	BBB-	11/15/22	6.500	2,072,755

Massachusetts—7.36%
5,000	Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series B	Aaa	AAA	07/15/32	5.000	5,139,050
6,000	Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series DD	Aaa	AAA	07/15/35	5.000	6,133,860

						11,272,910

Michigan—4.71%
2,055	Michigan State Hospital Finance Authority Revenue Ascension Health Subordinated Credit-A	Aa3	AA-	05/01/12	5.000	2,134,138
5,000	Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit-Series D	Aa3	AA-	08/15/25	5.000	5,072,900

						7,207,038

Minnesota—1.00%
1,500	Shakopee Health Care Facilities Revenue-Saint Francis Regional Medical Center	NR	BBB	09/01/17	5.000	1,526,370

Investment Grade Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)		Value ($)

Long-Term Municipal Bonds—(continued)

Nevada—4.48%
6,750	Clark County Pollution Control Revenue Refunding-Nevada Power Co. Project-Series B (FGIC Insured)	Aaa	AAA	06/01/19	6.600		6,861,510

New Jersey—16.17%
10,000	New Jersey State Educational Facilities Authority Revenue-Princeton University-Series D	Aaa	AAA	07/01/29	5.000		10,299,000
10,000	New Jersey Transportation Trust Fund Authority Transportation System-Series A	A1	AA-	12/15/20	5.250		10,637,100
3,500	New Jersey Transportation Trust Fund Authority Transportation System-Series A	A1	AA-	12/15/21	5.500		3,817,240

							24,753,340

New York—26.26%
4,030	Long Island Power Authority Electric System Revenue-Series C	A3	A-	09/01/17	5.500		4,279,417
1,765	Metropolitan Transportation Authority New York Dedicated Tax Fund-Series A (FSA Insured)	Aaa	AAA	11/15/24	5.250		1,861,157
2,500	New York City General Obligation-Series G	A1	A+	08/01/13	5.000		2,611,725
4,815	New York City General Obligation-Series O	A1	A+	06/01/24	5.000		4,880,532
2,000	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project ††	A3	BBB+	01/01/15	5.500		2,111,080
2,750	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project ††	A3	BBB+	01/01/17	5.500	†	2,897,648
3,250	New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project ††	A3	BBB+	01/01/18	5.500	†	3,406,813
8,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue-Series C (MBIA Insured)	Aaa	AAA	06/15/27	5.000		8,208,960
3,140	Triborough Bridge & Tunnel Authority Revenues Refunding-Series B	Aa2	AA-	11/15/19	5.250		3,331,571
6,400	Triborough Bridge & Tunnel Authority Revenues-Subordinate Bonds	Aa3	A+	11/15/30	5.250		6,620,928

							40,209,831

North Carolina—12.41%
5,000	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding-Series A	Baa2	BBB	01/01/11	5.500		5,259,950
2,000	North Carolina Eastern Municipal Power Agency Power System Revenue Refunding-Series A	Baa2	BBB	01/01/12	5.500		2,120,520
3,065	North Carolina Eastern Municipal Power Agency Power System Revenue-Series A (Escrowed to Maturity)	Baa2	AAA	01/01/21	6.400		3,631,136
8,745	North Carolina State Public Improvement-Series A	Aa1	AAA	03/01/24	4.000		7,992,580

							19,004,186

Ohio—6.91%
2,185	Ohio State Higher Education-Series B	Aa1	AA+	11/01/17	5.250		2,310,091

Investment Grade Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)	Value ($)

Long-Term Municipal Bonds—(continued)

Ohio—(concluded)
8,000	Ohio State Water Development Authority Water Pollution Control Revenue-Water Quality	Aaa	AAA	06/01/24	5.000	8,263,680

						10,573,771

Pennsylvania—10.14%
7,125	Allegheny County Sanitation Authority Sewer Revenue Refunding-Series A (MBIA Insured)	Aaa	AAA	12/01/24	5.000	7,324,144
5,000	Northumberland County Authority-Guaranteed Lease Revenue-Mountain View Manor Project	NR	NR	10/01/20	7.000	5,188,400
3,000	Susquehanna Area Regional Airport Authority Airport System Revenue-Subseries D	Baa2	NR	01/01/18	5.375	3,013,860

						15,526,404

Puerto Rico—2.02%
3,000	Puerto Rico Housing Finance Authority-Capital Funding Program (HUD Insured)	Aa3	AA	12/01/18	5.000	3,087,900

Rhode Island—1.17%
1,600	Rhode Island Health & Educational Building Corp. Revenue Refunding-Hospital Financing-Lifespan Obligation-Series A	A3	A-	05/15/11	5.000	1,652,896
145	Rhode Island Housing & Mortgage Finance Corp. Homeownership Opportunity-Series 10-A	Aa2	AA+	04/01/27	6.500	145,161

						1,798,057

South Carolina—0.70%
1,000	Greenville Waterworks Revenue	Aa1	AAA	02/01/20	5.250	1,065,750

South Dakota—0.74%
1,120	Standing Rock New Public Housing**	NR	NR	08/07/13	6.000	1,135,524

Tennessee—1.67%
2,500	Memphis-Shelby County Airport Authority Special Facilities Revenue Refunding-Federal Express Corp.	Baa2	BBB	09/01/09	5.000	2,551,200

Texas—15.19%
6,665	Austin Water & Wastewater System Revenue Refunding (MBIA Insured)	Aaa	AAA	05/15/28	5.000	6,789,502
4,000	Coastal Bend Health Facilities Development Corp.-Incarnate Word Health System-Series A (Escrowed to Maturity) (AMBAC Insured)	Aaa	AAA	01/01/17	6.300	4,418,160
210	Eagle Mountain & Saginaw Independent School District-School Building-Unrefunded Balance (PSF-GTD)	Aaa	AAA	08/15/14	5.375	222,951
6,576	Harris County Texas Lease‡	NR	NR	05/01/20	6.750	6,908,839

Investment Grade Municipal Income Fund Inc.
SCHEDULE OF INVESTMENTS — June 30, 2006 (unaudited)

Principal
Amount		Moody’s	S&P	Maturity	Interest
(000) ($)		Rating	Rating	Dates	Rates (%)		Value ($)

Long-Term Municipal Bonds—(concluded)

Texas—(concluded)
3,007	Houston Community College System Participation Interests‡	NR	NR	06/15/25	7.875		3,357,632
1,485	Lower Colorado River Authority Transmission Contract Revenue-LCRA Transmission Services Corp. Project B (FSA Insured)	Aaa	AAA	05/15/20	5.250		1,552,048

							23,249,132

Total Long-Term Municipal Bonds (cost—$251,492,013)							250,807,371

Short-Term Municipal Notes—2.12%

Illinois—0.88%
1,345	Chicago Board of Education-Dedicated Revenues-Series D-2 (CIFG Insured)	VMIG-1	A-1+	07/03/06	3.970	*	1,345,000

Tennessee—1.24%
1,900	Clarksville Public Building Authority Revenue Pooled Financing	VMIG-1	NR	07/03/06	3.990	*	1,900,000

Total Short-Term Municipal Notes (cost—$3,245,000)							3,245,000

Tax Exempt Commercial Paper—2.02%

Texas—2.02%
2,000	Harris County			08/04/06	3.550		2,000,000
1,100	Harris County-Series B			08/04/06	3.570		1,100,000

Total Tax Exempt Commercial Paper (cost—$3,100,000)							3,100,000

Total Investments (cost—$257,837,013)(1)(2)—167.97%							257,152,371

Other assets in excess of liabilities—3.88%							5,940,418

Liquidation value of auction preferred shares—(71.85)%							(110,000,000)

Net Assets applicable to common shareholders—100.00%							153,092,789

†	Floating rate security. The interest rate shown is the current rate as of June 30, 2006.
††	Security subject to Alternative Minimum Tax.
#	Partial amount pledged as collateral for futures transactions.
*	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of June 30, 2006.
**	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security, which represents 0.74% of net assets applicable to common shareholders as of June 30, 2006, is considered illiquid and restricted. (See table below for more information).

			Acquisition		Market
			Cost as a		Value as a
			Percentage		Percentage
Illiquid and	Acquisition	Acquisition	of Common	Market	of Common
Restricted Security	Date	Cost ($)	Net Assets (%)	Value ($)	Net Assets (%)

Standing Rock New Public Housing, 6.000%, 08/07/13	08/08/02	1,120,487	0.73	1,135,524	0.74

‡	The securities detailed in the table below are considered illiquid and restricted and represent 6.71% of net assets applicable to common shareholders as of June 30, 2006.

			Acquisition		Market
			Cost as a		Value as a
			Percentage		Percentage
Illiquid and	Acquisition	Acquisition	of Common	Market	of Common
Restricted Securities	Date	Cost ($)	Net Assets (%)	Value ($)	Net Assets (%)

Harris County Texas Lease, 6.750%, 05/01/20	09/07/00	6,575,839	4.30	6,908,839	4.51

Houston Community College System Participation Interests, 7.875%, 06/15/25	04/22/02	3,007,095	1.96	3,357,632	2.20

		9,582,934	6.26	10,266,471	6.71

(1)	Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at June 30, 2006 were $2,654,581 and $3,339,223, respectively, resulting in net unrealized depreciation of investments of $684,642.
(2)	The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities (particularly non-US securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board or its delegate determines that this does not represent fair value. Securities traded in the over-the-counter (“OTC”) market are valued at the last bid price available on the valuation date prior to valuation.

AMBAC	- American Municipal Bond Assurance Corporation
CIFG	- CDC IXIS Financial Guaranty
FGIC	- Financial Guaranty Insurance Company
FSA	- Financial Security Assurance
GTD	- Guaranteed
HUD	- Housing and Urban Development
MBIA	- Municipal Bond Investors Assurance
NR	- Not Rated
PSF	- Permanent School Fund
XLCA	- XL Capital Assurance

Futures Contracts

Number of		In	Expiration	Unrealized
Contracts	Contracts to Deliver	Exchange For ($)	Date	Apppreciation ($)

55	US Treasury Bond 30 Year Futures	5,881,356	September 2006	15,262

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated March 31, 2006.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	August 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck

W. Douglas Beck
President

Date:	August 18, 2006

By:	/s/ Thomas Disbrow

Thomas Disbrow
Vice President and Treasurer

Date:	August 18, 2006